S-K 1602(c) Dilution	2 Months Ended
Jun. 06, 2025 USD ($) $ / shares shares
No Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.94
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.06
Net Tangible Book Value	$ (98,542)
Net Tangible Book Value Adjusted	$ 144,200,918
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	20,780,000
No Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.35
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.65
Net Tangible Book Value	$ (98,542)
Net Tangible Book Value Adjusted	$ 108,200,918
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	17,030,000
No Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.44
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.56
Net Tangible Book Value	$ (98,542)
Net Tangible Book Value Adjusted	$ 72,200,918
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	13,280,000
No Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.82
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 6.18
Net Tangible Book Value	$ (98,542)
Net Tangible Book Value Adjusted	$ 36,200,918
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	9,530,000
No Over- Allotment [Member] | Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.05
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 9.97
Net Tangible Book Value	$ (98,542)
Net Tangible Book Value Adjusted	$ 200,918
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	5,780,000
No Over- Allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.97
No Over- Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.37
No Over- Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.46
No Over- Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.82
No Over- Allotment [Member] | Public Units [Member] | Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.05
No Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 150,350,000
No Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	150,350,000
No Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	150,350,000
No Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	150,350,000
No Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares [Member] | Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	150,350,000
No Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	106,860
No Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	106,860
No Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	106,860
No Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	106,860
No Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	106,860
No Over- Allotment [Member] | Deferred underwriting commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(4,500,000)
No Over- Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(6,000,000)
No Over- Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(3,000,000)
No Over- Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(1,500,000)
No Over- Allotment [Member] | Deferred underwriting commissions [Member] | Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
No Over- Allotment [Member] | Over-allotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(157,400)
No Over- Allotment [Member] | Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(157,400)
No Over- Allotment [Member] | Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(157,400)
No Over- Allotment [Member] | Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(157,400)
No Over- Allotment [Member] | Over-allotment liability [Member] | Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(157,400)
No Over- Allotment [Member] | Amounts paid for redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
No Over- Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(37,500,000)
No Over- Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(75,000,000)
No Over- Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(150,000,000)
No Over- Allotment [Member] | Amounts paid for redemptions [Member] | Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (112,500,000)
No Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(750,000)
No Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(750,000)
No Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(750,000)
No Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(750,000)
No Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(750,000)
No Over- Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	15,780,000
No Over- Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	15,780,000
No Over- Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	15,780,000
No Over- Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	15,780,000
No Over- Allotment [Member] | Ordinary shares redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
No Over- Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(3,750,000)
No Over- Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(7,500,000)
No Over- Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(11,250,000)
No Over- Allotment [Member] | Ordinary shares redeemed [Member] | Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(15,000,000)
Full Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.95
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.05
Net Tangible Book Value	$ (98,542)
Net Tangible Book Value Adjusted	$ 165,958,318
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	23,870,000
Full Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.37
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.63
Net Tangible Book Value	$ (98,542)
Net Tangible Book Value Adjusted	$ 124,558,318
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	19,557,500
Full Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.45
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.55
Net Tangible Book Value	$ (98,542)
Net Tangible Book Value Adjusted	$ 83,158,318
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	15,245,000
Full Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.8
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 6.2
Net Tangible Book Value	$ (98,542)
Net Tangible Book Value Adjusted	$ 41,758,318
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	10,932,500
Full Over- Allotment [Member] | Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.03
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 9.95
Net Tangible Book Value	$ (98,542)
Net Tangible Book Value Adjusted	$ 358,318
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	6,620,000
Full Over- Allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.96
Full Over- Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.39
Full Over- Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.47
Full Over- Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.84
Full Over- Allotment [Member] | Public Units [Member] | Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.07
Full Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 172,850,000
Full Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	172,850,000
Full Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	172,850,000
Full Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	172,850,000
Full Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares [Member] | Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	172,850,000
Full Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	106,860
Full Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	106,860
Full Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	106,860
Full Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	106,860
Full Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	106,860
Full Over- Allotment [Member] | Deferred underwriting commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(6,175,000)
Full Over- Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(6,900,000)
Full Over- Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(3,450,000)
Full Over- Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(1,725,000)
Full Over- Allotment [Member] | Deferred underwriting commissions [Member] | Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Over-allotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Over-allotment liability [Member] | Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Amounts paid for redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(43,125,000)
Full Over- Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(86,250,000)
Full Over- Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(172,500,000)
Full Over- Allotment [Member] | Amounts paid for redemptions [Member] | Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (129,375,000)
Full Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	18,120,000
Full Over- Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	18,120,000
Full Over- Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	18,120,000
Full Over- Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	18,120,000
Full Over- Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	18,120,000
Full Over- Allotment [Member] | Ordinary shares redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(4,312,500)
Full Over- Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(8,625,000)
Full Over- Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(12,937,500)
Full Over- Allotment [Member] | Ordinary shares redeemed [Member] | Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(17,250,000)